STOCKHOLDERS' EQUITY (Retained Earnings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY [Abstract]
Retained earnings	$ 151,890,125	$ 128,896,723
Statutory surplus reserves	11,385,921	8,246,235
Retained Earnings (Accumulated Deficit), Total	$ 163,276,046	$ 137,142,958